Summary of Significant Accounting Policies (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2020
Schedule of management fees

Management fees for the years ended December 31, 2020 and 2019 were as follows:

	Management Fees
	2020	2019

US Feeder	$3,148,410	$3,415,443
Cayman Feeder	5,609,122	4,977,566
Other (1)	165,972	129,441
Total	$8,923,504	$8,522,450

(1)	Direct investors in the Partnership

Schedule of selling commissions

For the years ended December 31, 2020 and 2019, selling commissions were as follows:

	Selling Commissions
	2020	2019

U.S. Feeder	$2,707,949	$3,083,970
Cayman Feeder	23,945	11,186

Total	$2,731,894	$3,095,156

Schedule of operating expenses

For the year ended December 31, 2020 and 2019, operating expenses were as follows:

	Operating Expenses
	2020	2019

Partnership	$732,611	$648,908
U.S. Feeder	386,250	378,968
Cayman Feeder	153,301	107,665
Total	$1,272,162	$1,135,541

Schedule of financial assets and liabilities at fair value

 Financial assets and liabilities at fair value as of December 31, 2020

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$500,015,300	$-	$500,015,300

Short-Term Money Market Fund*	42,248,650	-	42,248,650
Exchange-traded futures contracts
Energies	1,411,245	-	1,411,245
Grains	2,970,371	-	2,970,371
Interest rates	2,061,873	-	2,061,873
Livestock	(12,760)	-	(12,760)
Metals	5,115,659	-	5,115,659
Softs	230,325	-	230,325
Stock indices	5,340,762	-	5,340,762

Total exchange-traded futures contracts	17,117,475	-	17,117,475

Over-the-counter forward currency contracts	-	2,940,758	2,940,758

Total futures and forward currency contracts (2)	17,117,475	2,940,758	20,058,233

Total financial assets and liabilities at fair value	$559,381,425	$2,940,758	$562,322,183

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$91,539,195
Investments in U.S. Treasury notes			408,476,105
Total investments in U.S. Treasury notes			$500,015,300

(2)
Net unrealized appreciation on open futures and forward currency contracts			$20,183,485
Net unrealized depreciation on open futures and forward currency contracts			(125,252)
Total net unrealized appreciation on open futures and forward currency contracts			$20,058,233

* The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial assets and liabilities at fair value as of December 31, 2019

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$540,523,554	$-	$540,523,554

Short-Term Money Market Fund*	53,739,414	-	53,739,414
Exchange-traded futures contracts
Energies	1,488,216	-	1,488,216
Grains	(956,377)	-	(956,377)
Interest rates	1,988,070	-	1,988,070
Livestock	(560)	-	(560)
Metals	1,418,636	-	1,418,636
Softs	(11,671)	-	(11,671)
Stock indices	1,504,174	-	1,504,174

Total exchange-traded futures contracts	5,430,488	-	5,430,488

Over-the-counter forward currency contracts	-	(5,818,429)	(5,818,429)

Total futures and forward currency contracts (2)	5,430,488	(5,818,429)	(387,941)

Total financial assets and liabilities at fair value	$599,693,456	$(5,818,429)	$593,875,027

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$99,835,520
Investments in U.S. Treasury notes			440,688,034
Total investments in U.S. Treasury notes			$540,523,554

(2)
Net unrealized appreciation on open futures and forward currency contracts			$5,430,488
Net unrealized depreciation on open futures and forward currency contracts			(5,818,429)
Total net unrealized depreciation on open futures and forward currency contracts			$(387,941)

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.